ECONOMIC DEPENDENCE (Details) - Customer Concentration Risk - Revenue - customer	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015
Economic Dependence
Number of key customers	3	2
Customer 1
Economic Dependence
Percentage	44.00%	53.00%
Customer 2
Economic Dependence
Percentage	15.00%	16.00%
Customer 3
Economic Dependence
Percentage	11.00%